PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Prepaid Expense, Current [Abstract]
PREPAID EXPENSES

NOTE 3 – PREPAID EXPENSES

Prepaid expenses relate to prepayment made for future services in advance and will be expensed over time as the benefit of the services is received in the future, expected within one year.

Prepaid expenses consisted of the following at February 28, 2018 and August 31, 2017:

	February 28,	August 31,
	2018	2017
Legal and regulatory fees	$68,628	$94,573
Advertising and promotion	559,000	164,667
Rent expense	49,610	22,250
Professional fees	71,750	3,794
	$748,988	$285,284

NOTE 3 – PREPAID EXPENSES

Prepaid expenses relate to prepayment made for future services in advance and will be expensed over time as the benefit of the services is received in the future, expected within one year.

Prepaid expenses consisted of the following at August 31, 2017 and 2016:

	August 31,	August 31,
	2017	2016
Legal and regulatory fees	$94,573	$9,167
Advertising and promotion	164,667	-
Rent expense	22,250	-
Professional fees	3,794	-
Total prepaid expenses	$285,284	$9,167